Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Revenue by Geographic Region

Accordingly, we have determined that we operate as a single operating and reportable segment. Revenue by geographic region was as follows:

	Three months ended September 30,		Nine months ended September 30,
(Unaudited, in thousands)	2020	2019	2020	2019
Revenue:
Americas—U.S.	$31,483	$22,842	$87,099	$66,022
Americas—other	1,422	949	3,827	2,722
EMEA	3,180	1,899	8,493	5,260
APAC	3,650	2,574	9,806	7,079

Total revenue	$39,735	$28,264	$109,225	$81,083

Accordingly, we have determined that we operate as a single operating and reportable segment. Revenue by geographic region was as follows:

	Year ended December 31,
(in thousands)	2019	2018
Revenue:
Americas—U.S.	$91,057	$75,025
Americas—other	3,761	3,000
EMEA	7,370	6,123
APAC	9,915	7,719

Total revenue	$112,103	$91,867

Schedule of Long-lived Assets by Geographic Region

Long-lived assets by geographic region was as follows:

	September 30,	December 31,
(in thousands)	2020	2019
	(Unaudited)
Long-lived assets:
Americas—U.S.	$6,703	$7,699
Americas—other	—	—
EMEA	—	—
APAC	539	542

Total long-lived assets	$7,242	$8,241

Long-lived assets by geographic region was as follows:

	Year ended December 31,
(in thousands)	2019	2018
Long-lived assets:
Americas—U.S.	$7,699	$4,864
Americas—other	—	—
EMEA	—	—
APAC	542	367

Total long-lived assets	$8,241	$5,231

Schedule of Allowance for Credit Losses

The allowance for credit losses consisted of the following:

(Unaudited, in thousands)
Balance at December 31, 2019	$1,167
Cumulative effect adjustment upon adoption	364
Provision for expected credit losses	589
Accounts written off	(236)
Balance at March 31, 2020	1,884

Provision for expected credit losses	355
Accounts written off	(583)
Balance at June 30, 2020	1,656

Provision for expected credit losses	254
Accounts written off	(49)
Balance at September 30, 2020	$1,861

The allowance for doubtful accounts consisted of the following:

(in thousands)
Balance at December 31, 2017	$376
Bad-debt expense	341
Accounts written off	(120)

Balance at December 31, 2018	597
Bad-debt expense	988
Accounts written off	(418)

Balance at December 31, 2019	$1,167

Schedule of Estimated Useful Lives of Property and Equipment

The estimated useful lives of property and equipment are as follows:

Estimated Useful Life
Computer equipment	3 years
Computer software	3 years
Furniture and fixtures	5 years
Leasehold improvements	1-10 years

The estimated useful lives of property and equipment are as follows:

Estimated useful life
Computer equipment	3 years
Computer software	3 years
Furniture and fixtures	5 years
Leasehold improvements	1-10 years